Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Remuneration to Senior Management [Abstract]
Salaries and other short term employee benefits	$ 1,065,101	$ 212,997
Payments to defined contribution pension schemes	3,374	4,614
Total	$ 1,068,475	$ 217,611